Investment in associated companies (Tables)	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in associated companies
As at June 30, 2021 and December 31, 2020, the carrying values of our investments in associated companies were as follows.

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Seabras Sapura	108	103
Shareholder loans provided to Seabras Sapura	115	121
Sonadrill	23	22
Gulfdrill	2	2
Total investment in associated companies	248	248